Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2022
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report
Credit risk in the first half of 2022
There were no material changes to credit risk policy in the first half of 2022.
During the first half of 2022, we adopted the EBA 'Guidelines on the application of definition of default’ for our retail portfolios. This did not have a material impact on our retail portfolios. This was undertaken for our wholesale lending portfolios during 2021.
A summary of our current policies and practices for the management of credit risk is set out in ‘Credit risk management’ on page F-79 of the registration statement on Form 20-F.
At 30 June 2022, gross loans and advances to customers and banks of £112.4bn increased by £9.3bn, compared with
31 December 2021. This included favourable foreign exchange movements of £1.7bn. Excluding foreign exchange movements, the growth was driven by a £2.5bn increase in wholesale loans and advances to customers and a £5.2bn increase in loans and advances to banks.
This was partly offset by a £0.1bn decrease in personal loans and advances to customers.
At 30 June 2022, the allowance for ECL of £1,470m increased by £211m compared with 31 December 2021. The allowance comprised £1,372m in respect of assets held at amortised cost, £74m in respect of loan commitments and financial guarantees, and £24m in respect of debt instruments measured at FVOCI.
Excluding foreign exchange movements, the allowance for ECL in relation to loans and advances to customers increased by £50m from 31 December 2021.
This was mainly attributable to:
•a £90m increase in wholesale loans and advances to customers, of which £57m was driven by stage 1 and 2, and £33m was driven by stage 3; and
•a £42m decrease in personal loans and advances to customers in stage 3.
The ECL charge for the first six months of 2022 was £187m, inclusive of recoveries. This was mainly driven by higher stage 2 and 3 charges, heightened economic uncertainty and inflationary pressures.
At 30 June 2022, net credit exposures to Russia of £1bn (£1.1bn gross carrying amounts and £0.1bn allowances for ECL) were reclassified to assets held for sale as we have entered into an agreement to sell HSBC Bank (RR) (Limited Liability Company), subject to regulatory approvals.
Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector which represent the concentration of exposures on which credit risks are managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2022		At 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	96,064	(1,224)	92,331	(1,154)
– personal	25,738	(126)	25,394	(163)
– corporate and commercial	57,678	(1,021)	56,087	(964)
– non-bank financial institutions	12,648	(77)	10,850	(27)
Loans and advances to banks at amortised cost	16,384	(35)	10,789	(5)
Other financial assets measured at amortised cost	253,869	(113)	202,137	(9)
– cash and balances at central banks	126,759	—	108,482	—
– items in the course of collection from other banks	801	—	346	—
– reverse repurchase agreements – non-trading	57,996	—	54,448	—
– financial investments	1,563	—	10	—
– prepayments, accrued income and other assets[2]	66,750	(113)	38,851	(9)
Total gross carrying amount on-balance sheet	366,317	(1,372)	305,257	(1,168)
Loans and other credit related commitments	134,227	(59)	115,695	(55)
– personal	2,432	—	2,269	(1)
– corporate and commercial	65,672	(54)	63,352	(48)
– financial	66,123	(5)	50,074	(6)
Financial guarantees[3]	3,944	(15)	11,054	(17)
– personal	25	—	26	—
– corporate and commercial	2,764	(14)	9,894	(16)
– financial	1,155	(1)	1,134	(1)
Total nominal amount off-balance sheet[4]	138,171	(74)	126,749	(72)
	504,488	(1,446)	432,006	(1,240)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	37,077	(24)	41,188	(19)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 57 includes both financial and non-financial assets.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Measurement uncertainty and sensitivity analysis of ECL estimates
There continues to be a high degree of uncertainty in relation to economic scenarios. The increased risks of lower economic growth with higher inflation and unemployment have been exacerbated by the geopolitical environment and the effects of global supply chain disruption. The level and speed of recovery from the global pandemic remains volatile. As a result of this uncertainty, management judgements and estimates continue to reflect a degree of caution both in the selection of economic scenarios and their weightings, and in the use of management judgemental adjustments, described in more detail below. Additional stage 1 and 2 allowances were recorded in respect of the heightened levels of uncertainty.
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-weight the results to determine an unbiased ECL estimate.
Methodology
Five economic scenarios have been used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Of the four standard scenarios, three are drawn from consensus forecasts and distributional estimates. The fourth scenario, Downside 2, represents management’s view of severe downside risks. In second quarter of 2022, management chose to use an additional fifth scenario, known as Downside 1, to ensure that current supply-side risks are sufficiently reflected in forward economic guidance. The scenario is designed to capture the implications of a sustained global supply shock that keeps inflation elevated for a long period, raises unemployment and depresses GDP growth.
The use of an additional scenario is in line with HSBC’s forward economic guidance methodology. Management may include additional scenarios when consensus scenarios are determined to inadequately capture the economic risks faced by the Group. Unlike the consensus scenarios, these additional scenarios are driven by narrative assumptions aligned to an identified risk and may incorporate shocks that drive economic activity permanently away from long-term trend.

Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC, with reference to external forecasts specifically for the purpose of calculating ECL.
Economic forecasts are subject to a high degree of uncertainty in the current environment. Risks to the outlook are dominated by the actions of central banks as they raise interest rates to bring inflation back to target and curtail a rise in inflation expectations. The implications of the war in Ukraine and the progression and management of the pandemic in Asia also remain key sources of uncertainty. Other geopolitical risks, such as the evolution of the UK’s relationship with the EU and differences between the US and China over a range of strategic issues, also present downside risks.
The five global scenarios used for the purpose of calculating ECL at 30 June 2022 are the consensus Central scenario, the consensus Upside scenario, the consensus Downside scenario, the Downside 1 scenario and the Downside 2 scenario.
The scenarios used to calculate ECL in the Interim Report 2022 are described below.
The consensus Central scenario
HSBC’s Central scenario features a gradual slowdown in GDP growth through 2022 and 2023, following a strong recovery in 2021. Unemployment is expected to remain low through this period.
GDP forecasts have been lowered in recent quarters. The sharp rise in inflation, related to supply shortages and rising commodity prices, has started to weigh on growth as costs rise and real income growth stalls.
The Central scenario assumes that inflation peaks in 2022 and, supported by tighter monetary policy, reverts back towards central bank targets by the end of 2023.
Global GDP is expected to grow by 3.3% in 2022 in the Central scenario. The average rate of global GDP growth is expected to be 2.8% over the forecast period, which is in line with the average growth rate over the five-year period prior to the onset of the pandemic.

Across the key markets, the Central scenario assumes the following:
•Economic growth is expected to slow in the near term as supply chain disruptions and price inflation diminish purchasing power. Growth is expected to return to long-term expected trend in later years as supply chain issues are assumed to ease and inflation returns towards their target.
•Unemployment is expected to remain close to pre-pandemic levels and labour market conditions remain tight across our key markets.
•Inflation is expected to remain elevated in 2022 as commodity, food and goods prices remain high. Inflation is subsequently expected to converge back to central bank targets over the next two years of the forecast.
•Policy interest rates in key markets are expected to rise over the first 18 months of the projection period as central banks tighten policy to bring inflation back towards their targets. Thereafter, they settle at higher levels than they were pre-pandemic.
•The West Texas Intermediate oil price is expected to average above $100 in the first two years of the forecast, before dropping back as supply constraints ease. Over the entire projection the oil price is expected to average $81 per barrel.
The Central scenario was created from consensus forecasts available in May, and subsequently updated in June. Dispersion between the constituent forecasts of the consensus remains unusually high, suggesting an elevated level of uncertainty. As a consequence, probability weights assigned to the Central scenario vary from 40% to 50% to reflect the uncertainty inherent in economic forecasts across markets.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario (3Q22-2Q27)
	UK %	France %
GDP growth rate
2022: Annual average growth rate	3.7	2.9
2023: Annual average growth rate	1.4	1.8
2024: Annual average growth rate	1.6	1.6
5-year average	1.6	1.5
Unemployment rate
2022: Annual average rate	4.0	7.5
2023: Annual average rate	4.2	7.4
2024: Annual average rate	4.1	7.3
5-year average	4.1	7.3
House price growth
2022: Annual average growth rate	9.2	5.8
2023: Annual average growth rate	2.9	4.5
2024: Annual average growth rate	2.9	4.1
5-year average	3.3	3.9
Inflation rate
2022: Annual average rate	8.3	4.5
2023: Annual average rate	4.7	2.4
2024: Annual average rate	2.1	2.0
5-year average	3.2	2.3
Probability	50	40

The graphs compare the respective Central scenarios at year end 2021 with current economic expectations in the second quarter of 2022.
GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the consensus Central scenario, the consensus Upside scenario features a faster rate of GDP growth during the first two years, before converging to long-run expected trends. The scenario is demand-driven and is consistent with a number of key upside risk themes. These include the faster resolution of supply chain issues; a rapid and peaceful conclusion to the Russia-Ukraine war; de-escalation of tensions between the US and China; and improved relations between the UK and the EU.

The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario ‘best outcome’
	UK		France
	%		%
GDP growth rate	4.3	(2Q24)	3.4	(2Q23)
Unemployment rate	3.2	(2Q24)	6.4	(2Q24)
House price growth	9.8	(3Q22)	6.1	(3Q23)
Inflation rate	10.2	(3Q22)	6.7	(4Q22)
Probability	10		10
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario inflation is positively correlated with GDP in the Upside scenario, and the ‘best outcome’ also refers to the cyclical high point.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks.
Inflation and the monetary policy response to it have become key concerns for global growth. Supply chain disruptions, caused by the Covid-19 pandemic and the Russia-Ukraine war, have led to sharp rises in commodity prices and headline price inflation across many markets. A key concern is that inflation expectations become unanchored from central bank targets, particularly as labour markets and labour supply shortages across some sectors are putting upward pressure on wages. The de-anchoring of inflation expectations would raise the risk that inflation remains elevated for longer, exacerbating cost pressures and the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates and ultimately, economic recession.
Covid-19-related risks also remain significant. Despite the easing of Covid-19-related restrictions across Europe, the emergence of a new Covid-19 variant with greater vaccine-resistance that necessitates a stringent public health policy response remains a key risk to the global outlook.
The geopolitical environment also present risks, including:
•a prolonged Russia-Ukraine war with escalation beyond Ukraine’s borders;
•the deterioration of the trading relationship between the UK and the EU over the Northern Ireland Protocol; and
•continued differences between the US and other countries with China, which could affect sentiment and restrict global economic activity.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is considerably weaker compared with the Central scenario. In this scenario, GDP growth weakens, unemployment rates rise and asset prices fall. The scenario is structured as a demand shock where inflation and commodity prices fall, before gradually recovering towards their long-run expected trends.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario ‘worst outcome’
	UK		France
	%		%
GDP growth rate	(0.7)	(2Q23)	0.1	(2Q23)
Unemployment rate	5.5	(2Q23)	8.5	(1Q23)
House price growth	(4.1)	(3Q23)	2.4	(2Q23)
Inflation rate	0.7	(2Q24)	(0.6)	(2Q23)
Probability	0		0
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. Inflation is positively correlated with GDP in the Downside scenario and the ‘worst outcome’ refers to the cyclical low point.
Downside 1 scenario
An additional Downside scenario has been created to explore the implications of a prolonged period of high price inflation, a more aggressive upward path for policy interest rates, higher unemployment and a global recession.
In this scenario, the Russia-Ukraine war leads to a sustained supply shock that keeps inflation elevated above the baseline for a longer period than in the other scenarios.
The scenario assumes that major central banks are slow to respond, but as inflation expectations start to de-anchor from the inflation target, they resort to taking stronger action. The rise in interest rates is expected to cause a severe credit crunch that ultimately results in a global economic contraction later in the projection period.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 1 scenario.

Downside 1 scenario’ worst outcome’
	UK		France
	%		%
GDP growth rate	(3.7)	(1Q25)	(3.1)	(1Q25)
Unemployment rate	6.6	(1Q24)	9.1	(3Q25)
House price growth	(11.9)	(1Q24)	(2.0)	(4Q24)
Inflation rate	9.5	(3Q22)	5.0	(4Q22)
Probability	30		35
Note: Extreme point in the additional Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest inflation and unemployment rate.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic risk distribution. It incorporates the crystallisation of a number of risks simultaneously, including further escalation of the Russia-Ukraine war, worsening of supply chain disruptions and the emergence of a vaccine-resistant Covid-19 variant that necessitates a stringent public health policy response.
This scenario features an initial supply-side shock that pushes up inflation. This impulse is expected to prove short lived as a large downside demand shock causes commodity prices to correct sharply and global price inflation to slow as a severe and prolonged recession takes hold.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario ‘worst outcome’
	UK		France
	%		%
GDP growth rate	(6.3)	(2Q23)	(5.5)	(2Q23)
Unemployment rate	8.5	(3Q23)	10.2	(2Q24)
House price growth	(15.2)	(3Q23)	(4.5)	(2Q24)
Inflation rate	(2.2)	(4Q23)	(2.7)	(4Q23)
Probability	10		15
Note: Extreme point in the Downside 2 is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate in the first two years of the scenario. After a temporary increase, inflation remains positively correlated with GDP in the Downside 2 scenario and the ‘worst outcome’ refers to the scenario low point.
Scenario weightings
In reviewing the economic conjuncture, the level of uncertainty and risk, management has considered both global and country-specific factors. This has led management to assigning scenario probabilities that are tailored to its view of uncertainty in individual markets.

A key consideration in second quarter of 2022 has been the high level of uncertainty attached to the Central scenario projections. These concerns focused on:
•the risks of higher inflation given the risks attached to gas supply security in Europe and global oil supply. In turn, that raises the possibility of a more significant impact on real incomes and GDP growth; and
•market interest rate expectations that imply a rapid and significant change to the interest rate environment.
In the UK, the surge in price inflation and a squeeze on household real incomes have led to strong monetary policy responses from central banks. Economic and financial volatility remains elevated due to uncertainty around the implications of higher interest rates. For the UK, the consensus Upside and Central scenarios had a combined weighting of 60%.
France faces the greatest economic uncertainties of our key markets. Uncertainties around the outlook remain elevated due to Europe’s exposure to the war in Ukraine through the economic costs incurred from the imposition of sanctions, trade disruption and energy dependence on Russia. Additional risks stem from the ECB’s anticipated exit from a long period of negative interest rate policy. The consensus Upside and Central scenarios had a combined weighting of 50%.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in UK and France.

UK

France
Note: Real GDP shown as year-on-year percentage change.

Critical accounting estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates, as set out on page F-20 of the registration statement on Form 20-F under ‘Critical accounting estimates and judgements’. The level of estimation uncertainty and judgement has remained high since 31 December 2021, including judgements relating to:
•the selection and weighting of economic scenarios, given rapidly changing economic conditions and a wide distribution of economic forecasts. There is judgement in making assumptions about the effects of inflation, supply chain disruption and length of time and severity of the continuing economic effects of the Covid-19 pandemic and health policy responses; and
•estimating the economic effects of those scenarios on ECL, particularly as the historical relationship between macroeconomic variables and defaults might not reflect the dynamics of high inflation scenarios.
How economic scenarios are reflected in ECL calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail loans and portfolios are set out on page F-87 of the registration statement on Form 20-F. Models are used to reflect economic scenarios on ECL estimates. These models are based largely on historical observations and correlations with default rates.
Economic forecasts and ECL model responses to these forecasts are subject to a high degree of uncertainty in the current environment, and models continue to be supplemented by management judgemental adjustments where required.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically increases or decreases to the ECL at either a customer, segment or portfolio level to account for late-breaking events, model deficiencies and other assessments applied during management review and challenge.
This includes refining model inputs and outputs and using post-model adjustments based on management judgement and higher level quantitative analysis for impacts that are difficult to model.
The wholesale and retail management judgemental adjustments are presented as part of the global business impairment committees with independent review from Model Risk Management. This is in line with the governance process for IFRS 9 as set out in Additional information on page 77.
The drivers of the management judgemental adjustments continue to evolve with the economic environment.
We have internal governance in place to monitor management judgemental adjustments regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
Management judgemental adjustments made in estimating the reported ECL at 30 June 2022 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2022[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns and government entities	—	(30)	(30)
Corporate lending adjustments	—	78	78
Inflation-related adjustments	2	—	2
Macroeconomic-related adjustments	12	64	76
Pandemic-related economic recovery adjustments	—	—	—
Other retail lending adjustments	8	—	8
Total	22	112	134

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns and government entities	—	(4)	(4)
Corporate lending adjustments	—	31	31
Macroeconomic related adjustments	17	—	17
Pandemic-related economic recovery adjustments	3	—	3
Other retail lending adjustments	—	—	—
Total	20	27	47
1     Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
Adjustments to expected credit loss (‘ECL’) allowances on wholesale credit risk exposures added £112m to allowances at 30 June 2022 (31 December 2021: £27m). These adjustments include the outcome of management judgements on high-risk and vulnerable sectors in some of our key markets and on geopolitical risk and macroeconomic uncertainty in Europe, supported by quantitative analyses and benchmarks, and by internal credit experts’ assessments of risks. Considerations included potential default suppression in some sectors due to continued government intervention as well as relevant idiosyncratic factors such as the Russia-Ukraine conflict, rising inflation, gas supply-chain squeeze, and geopolitical risk in Europe.
Net adjustments of £112m (31 December 2021: £27m) comprise £208m (31 December 2021: £131m) management judgements, notably a £80m (31 December 2021: £131m) adjustment on high-risk and vulnerable sectors, a £64m (31 December 2021: nil) adjustment as a result of the Russia-Ukraine conflict and a £64m (31 December 2021: nil) adjustment to reflect heightened macroeconomic uncertainty across Europe. These were offset by £96m (31 December 2021: £104m) other adjustments that reduced allowances, notably those to reflect export credit agency guarantees that mitigate credit risk.
In the retail portfolio, management judgemental adjustments were an ECL increase of £22m at 30 June 2022 (30 December 2021: £20m increase).
•Inflation-related adjustments increased ECL by £2m (31 December 2021: nil). These adjustments addressed where country-specific inflation risks were not fully captured by the modelled output.
•Macroeconomic-related adjustments increased ECL by £12m (31 December 2021: £17m). These adjustments were primarily in relation to model oversensitivity as well as country-specific risks related to future macroeconomic conditions.
•Other retail lending adjustments increased ECL by £8m (31 December 2021: nil), reflecting those customers who remain in or have recently exited customer support programmes and all other data and model adjustments.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans in stages 1 and 2 at the balance sheet date. The population of stage 3 loans (in default) at the balance sheet date is unchanged in these sensitivity calculations. Stage 3 ECL would only be sensitive to changes in forecasts of future economic conditions if the loss-given default of a particular portfolio was sensitive to these changes.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL for financial instruments related to defaulted obligors because the measurement of ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios. Therefore, it is impracticable to separate the effect of macroeconomic factors in individual assessments.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each scenario. The results tables exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared to personal and wholesale lending presented in other credit risk tables. Additionally, in both the wholesale and retail analysis, the Downside 1 scenario was introduced during first half of 2022 and therefore was not present at 31 December 2021.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
At 30 June 2022	£m	£m
Reported ECL	124	114
Consensus Central scenario ECL	97	98
Consensus Upside scenario ECL	81	87
Consensus Downside scenario ECL	113	117
Downside 1 scenario ECL	175	126
Downside 2 scenario ECL	260	146
Gross carrying amount	132,466	142,094

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
At 31 December 2021	£m	£m
Reported ECL	104	98
Consensus Central scenario ECL	90	89
Consensus Upside scenario ECL	71	78
Consensus Downside scenario ECL	109	120
Downside 2 scenario ECL	189	138
Gross carrying amount	142,450	120,955
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
At 30 June 2022, the most significant level of 100% weighted ECL was observed in the UK. This higher sensitivity was largely driven by significant exposure and downside risks of specific sectors.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
At 30 June 2022	£m	£m
Reported ECL	6	88
Consensus Central scenario ECL	5	87
Consensus Upside scenario ECL	5	87
Consensus Downside scenario ECL	6	88
Downside 1 scenario ECL	7	89
Downside 2 scenario ECL	9	90
Gross carrying amount	2,061	18,759

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
At 31 December 2021	£m	£m
Reported ECL	5	91
Consensus Central scenario ECL	4	91
Consensus Upside scenario ECL	4	91
Consensus Downside scenario ECL	5	92
Downside 2 scenario ECL	10	93
Gross carrying amount	2,007	18,295
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.

The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage.
This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayments’ represent the impact from volume movements within the group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments:	(8,451)	(12)	8,209	30	242	(18)	—	—	—	—
– transfers from stage 1 to stage 2	(12,948)	8	12,948	(8)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	4,490	(19)	(4,490)	19	—	—	—	—	—	—
– transfers to stage 3	(64)	—	(275)	20	339	(20)	—	—	—	—
– transfers from stage 3	71	(1)	26	(1)	(97)	2	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	11	—	(10)	—	—	—	—	—	1
New financial assets originated or purchased	25,703	(16)	—	—	—	—	1	(1)	25,704	(17)
Asset derecognised (including final repayments)	(11,795)	2	(1,273)	7	(152)	20	—	—	(13,220)	29
Changes to risk parameters – further lending/repayments	(9,703)	22	(2,959)	(23)	(56)	40	(1)	1	(12,719)	40
Changes to risk parameters – credit quality	—	(4)	—	(130)	—	(125)	—	—	—	(259)
Changes to model used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(34)	34	—	—	(34)	34
Credit-related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	2,604	(1)	308	(5)	41	(14)	—	—	2,953	(20)
Others[2,3]	5,820	4	(368)	49	(112)	36	—	—	5,340	89
At 30 Jun 2022	183,790	(112)	21,388	(270)	2,707	(949)	2	(2)	207,887	(1,333)
ECL income statement change for the period		15		(156)		(65)		—		(206)
Add: Recoveries										1
Add: Others										21
Total ECL income statement change for the period										(184)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 30 Jun 2022		Half-year ended 30 Jun 2022
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	207,887	(1,333)	(184)
Other financial assets measured at amortised cost	253,869	(113)	(2)
Non-trading reverse purchase agreement commitments	42,732	—	—
Performance and other guarantee not considered for IFRS 9	—	—	4
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	504,488	(1,446)	(182)
Debt instruments measured at FVOCI	37,077	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,470)	(187)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2022, these amounted to £3.4bn and were classified as stage 1 with no ECL. Further, total includes £1.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £101m, reflecting business disposals as disclosed in Note 11 ‘Business disposals’ on page 73.
3    Includes £3.2bn of gross carrying amounts of stage 1 loans and advances to banks, representing the balance maintained with the Bank of England to support Bacs along with Faster Payments and the cheque-processing Image Clearing System in the UK. This balance was previously reported under ‘Cash and balances at central banks’. Comparatives have not been represented.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	184,715	(180)	31,726	(378)	3,352	(1,050)	40	(12)	219,833	(1,620)
Transfers of financial instruments:	5,245	(66)	(5,617)	90	372	(24)	—	—	—	—
– transfers from stage 1 to stage 2	(8,431)	14	8,431	(14)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	13,714	(78)	(13,714)	78	—	—	—	—	—	—
– transfers to stage 3	(93)	—	(401)	28	494	(28)	—	—	—	—
– transfers from stage 3	55	(2)	67	(2)	(122)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	43	—	(22)	—	(5)	—	—	—	16
New financial assets originated or purchased	72,348	(55)	—	—	—	—	—	—	72,348	(55)
Asset derecognised (including final repayments)	(57,098)	6	(3,481)	32	(454)	95	(3)	2	(61,036)	135
Changes to risk parameters – further lending/repayments	(16,766)	76	(3,927)	62	(213)	40	(29)	2	(20,935)	180
Changes to risk parameters – credit quality	—	54	—	7	—	(176)	—	—	—	(115)
Changes to model used for ECL calculation	—	2	—	9	—	—	—	—	—	11
Assets written off	—	—	—	—	(152)	152	(5)	5	(157)	157
Credit related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(7,512)	2	(1,060)	10	(126)	46	(1)	1	(8,699)	59
Others[2]	(1,320)	—	(170)	2	—	(1)	—	—	(1,490)	1
At 31 Dec 2021	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
ECL income statement change for the period		126		88		(46)		4		172
Add: Recoveries										3
Less: Others										(23)
Total ECL income statement change for the period										152

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	199,864	(1,231)	152
Other financial assets measured at amortised cost	202,137	(9)	(1)
Non-trading reverse purchase agreement commitments	30,005	—	—
Performance and other guarantees not considered for IFRS 9	—	—	18
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	432,006	(1,240)	169
Debt instruments measured at FVOCI	41,188	(19)	5
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,259)	174
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2021, these amounted to £(1)bn and were classified as stage 1 with no ECL.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2022	7.5	10.8	10.7	14.1	(19.9)	23.2
Average	9.7	11.3	9.8	14.2	(21.4)	23.6
Maximum	21.5	14.7	13.3	22.9	—	43.6
Minimum	3.3	8.2	6.8	8.8	—	14.2

Half-year to 30 Jun 2021	5.5	12.4	10.9	13.1	(17.7)	24.2
Average	8.3	12.7	9.8	11.7	(19.7)	22.8
Maximum	19.3	26.7	14.9	16.7	—	31.9
Minimum	4.4	9.3	6.3	9.2	—	18.8

Half-year to 31 Dec 2021	4.5	10.0	10.5	14.9	(20.9)	19.0
Average	6.0	12.9	10.6	13.5	(21.1)	21.9
Maximum	9.9	23.1	14.8	15.8	—	27.8
Minimum	3.7	9.4	7.3	10.8	—	17.3
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2022	19.5	5.9	(2.7)	22.7
Average	29.1	6.8	(5.1)	30.8
Maximum	37.6	11.9	—	40.5
Minimum	19.1	4.2	—	22.5

Half-year to 30 Jun 2021	29.6	8.0	(6.6)	31.0
Average	27.6	10.9	(5.7)	32.8
Maximum	34.6	12.7	—	37.8
Minimum	20.6	7.9	—	29.1

Half-year to 31 Dec 2021	28.7	9.0	(8.4)	29.4
Average	25.6	9.0	(5.5)	29.2
Maximum	33.1	10.3	—	37.3
Minimum	18.0	7.2	—	22.5
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	With DPF	Unit-linked	Other contracts[1]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	17,221	2,764	208	2,408	22,601
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	8,823	2,755	102	1,026	12,706
– derivatives	100	—	—	3	103
– financial investments – at amortised cost	320	1	—	17	338
– financial investments – at fair value through other comprehensive income	6,817	—	102	1,281	8,200
– other financial assets[2]	1,161	8	4	81	1,254
Reinsurance assets	—	54	116	—	170
PVIF[3]	—	—	—	985	985
Other assets and investment properties	749	1	1	58	809
Total assets at 30 Jun 2022	17,970	2,819	325	3,451	24,565
Liabilities under investment contracts designated at fair value	—	943	—	—	943
Liabilities under insurance contracts	17,844	1,957	335	—	20,136
Deferred tax[4]	126	4	—	81	211
Other liabilities	—	—	—	1,641	1,641
Total liabilities at 30 Jun 2022	17,970	2,904	335	1,722	22,931
Total equity at 30 Jun 2022	—	—	—	1,634	1,634
Total liabilities and equity at 30 Jun 2022	17,970	2,904	335	3,356	24,565

Financial assets	19,384	2,924	254	2,704	25,266
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,876	2,859	89	1,236	14,060
– derivatives	47	—	—	1	48
– financial investments – at amortised cost	815	—	—	42	857
– financial investments – at fair value through other comprehensive income	7,490	—	104	1,327	8,921
– other financial assets[2]	1,156	65	61	98	1,380
Reinsurance assets	—	53	104	—	157
PVIF[3]	—	—	—	811	811
Other assets and investment properties	748	1	—	59	808
Total assets at 31 Dec 2021	20,132	2,978	358	3,574	27,042
Liabilities under investment contracts designated at fair value	—	1,031	—	—	1,031
Liabilities under insurance contracts	19,998	1,938	328	—	22,264
Deferred tax[4]	133	6	—	46	185
Other liabilities	—	—	—	2,003	2,003
Total liabilities at 31 Dec 2021	20,131	2,975	328	2,049	25,483
Total equity at 31 Dec 2021	—	—	—	1,559	1,559
Total liabilities and equity at 31 Dec 2021	20,131	2,975	328	3,608	27,042
1    ‘Other contracts’ includes term assurance and credit life insurance.
2    Comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    ‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Sensitivity of the group’s insurance manufacturing subsidiaries to market risk factors
	At 30 June 2022		At 31 December 2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	64	42	119	96
-100 basis point parallel shift in yield curves	(136)	(111)	(229)	(203)
10% increase in equity prices	52	52	46	46
10% decrease in equity prices	(54)	(54)	(49)	(49)